American Century Investments®
Quarterly Portfolio Holdings
Disciplined Growth Fund
September 30, 2025

Disciplined Growth Fund - Schedule of Investments
SEPTEMBER 30, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.5%
Automobile Components — 0.1%
BorgWarner, Inc.	7,060	310,358
Automobiles — 3.0%
Tesla, Inc.(1)	33,553	14,921,690
Beverages — 0.9%
Monster Beverage Corp.(1)	63,019	4,241,809
Biotechnology — 4.0%
AbbVie, Inc.	42,624	9,869,161
Alnylam Pharmaceuticals, Inc.(1)	2,775	1,265,400
Amgen, Inc.	2,476	698,727
Exelixis, Inc.(1)	22,653	935,569
Gilead Sciences, Inc.	32,529	3,610,719
Halozyme Therapeutics, Inc.(1)	2,949	216,280
Incyte Corp.(1)	2,921	247,730
Natera, Inc.(1)	9,371	1,508,450
Neurocrine Biosciences, Inc.(1)	6,852	961,884
PTC Therapeutics, Inc.(1)	4,207	258,183
		19,572,103
Broadline Retail — 4.5%
Amazon.com, Inc.(1)	98,910	21,717,669
eBay, Inc.	1,221	111,050
Etsy, Inc.(1)	5,009	332,547
		22,161,266
Building Products — 0.6%
Builders FirstSource, Inc.(1)	4,701	569,996
Griffon Corp.	2,260	172,099
Lennox International, Inc.	772	408,666
Masco Corp.	8,756	616,335
Trane Technologies PLC	2,843	1,199,632
		2,966,728
Capital Markets — 0.2%
Evercore, Inc., Class A	1,404	473,597
Lazard, Inc.	2,054	108,410
MSCI, Inc.	968	549,253
		1,131,260
Commercial Services and Supplies — 1.1%
Cintas Corp.	23,362	4,795,284
Rollins, Inc.	13,097	769,318
		5,564,602
Communications Equipment — 1.8%
Arista Networks, Inc.(1)	51,998	7,576,628
Ciena Corp.(1)	1,698	247,348
Motorola Solutions, Inc.	2,493	1,140,024
		8,964,000
Construction and Engineering — 0.7%
EMCOR Group, Inc.	1,385	899,613
Granite Construction, Inc.	3,840	421,056
Primoris Services Corp.	1,694	232,637
Sterling Infrastructure, Inc.(1)	3,483	1,183,106

Valmont Industries, Inc.	1,799	697,526
		3,433,938
Consumer Finance — 0.0%
Enova International, Inc.(1)	1,300	149,617
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	6,729	6,228,564
Dollar Tree, Inc.(1)	15,014	1,416,871
Maplebear, Inc.(1)	10,009	367,931
Sysco Corp.	5,382	443,154
U.S. Foods Holding Corp.(1)	8,501	651,347
		9,107,867
Diversified Consumer Services — 0.1%
Stride, Inc.(1)	2,151	320,370
Electric Utilities — 0.3%
NRG Energy, Inc.	9,618	1,557,635
Electrical Equipment — 0.5%
Generac Holdings, Inc.(1)	1,471	246,246
NEXTracker, Inc., Class A(1)	2,764	204,508
Vertiv Holdings Co., Class A	11,994	1,809,415
		2,260,169
Electronic Equipment, Instruments and Components — 0.5%
TE Connectivity PLC	11,735	2,576,185
Energy Equipment and Services — 0.1%
TechnipFMC PLC	6,030	237,884
Entertainment — 2.6%
Netflix, Inc.(1)	6,361	7,626,330
ROBLOX Corp., Class A(1)	6,187	857,023
Spotify Technology SA(1)	6,122	4,273,156
		12,756,509
Financial Services — 4.8%
Mastercard, Inc., Class A	20,099	11,432,512
Toast, Inc., Class A(1)	23,948	874,342
Visa, Inc., Class A	33,095	11,297,971
		23,604,825
Health Care Equipment and Supplies — 0.2%
ResMed, Inc.	3,410	933,419
Health Care Providers and Services — 0.4%
HCA Healthcare, Inc.	4,602	1,961,372
Health Care Technology — 0.6%
Veeva Systems, Inc., Class A(1)	9,570	2,850,999
Hotels, Restaurants and Leisure — 3.4%
Airbnb, Inc., Class A(1)	6,916	839,741
Booking Holdings, Inc.	1,332	7,191,828
DoorDash, Inc., Class A(1)	21,245	5,778,427
DraftKings, Inc., Class A(1)	19,644	734,686
Expedia Group, Inc.	11,191	2,392,076
		16,936,758
Household Products — 0.5%
Colgate-Palmolive Co.	30,053	2,402,437
Insurance — 0.1%
Progressive Corp.	2,626	648,491
Interactive Media and Services — 8.8%
Alphabet, Inc., Class A	44,971	10,932,450
Alphabet, Inc., Class C	47,494	11,567,164
Cargurus, Inc.(1)	6,365	236,969

Meta Platforms, Inc., Class A	26,722	19,624,102
Reddit, Inc., Class A(1)	4,529	1,041,625
		43,402,310
IT Services — 1.1%
Cloudflare, Inc., Class A(1)	5,063	1,086,469
GoDaddy, Inc., Class A(1)	9,665	1,322,462
Snowflake, Inc., Class A(1)	13,125	2,960,344
		5,369,275
Leisure Products — 0.1%
Hasbro, Inc.	5,087	385,849
Oil, Gas and Consumable Fuels — 0.1%
Gulfport Energy Corp.(1)	1,359	245,952
Pharmaceuticals — 1.3%
Bristol-Myers Squibb Co.	35,646	1,607,634
Eli Lilly & Co.	6,103	4,656,589
Indivior PLC(1)	6,206	149,627
		6,413,850
Semiconductors and Semiconductor Equipment — 21.2%
Advanced Micro Devices, Inc.(1)	5,373	869,298
Applied Materials, Inc.	3,713	760,199
Astera Labs, Inc.(1)	4,143	811,199
Broadcom, Inc.	75,736	24,986,064
Cirrus Logic, Inc.(1)	1,972	247,072
KLA Corp.	4,283	4,619,644
Lam Research Corp.	64,331	8,613,921
NVIDIA Corp.	318,607	59,445,694
QUALCOMM, Inc.	16,325	2,715,827
Teradyne, Inc.	10,436	1,436,411
		104,505,329
Software — 21.2%
Adobe, Inc.(1)	18,802	6,632,406
AppLovin Corp., Class A(1)	5,926	4,258,068
Atlassian Corp., Class A(1)	3,119	498,104
Autodesk, Inc.(1)	11,803	3,749,459
Cadence Design Systems, Inc.(1)	9,245	3,247,399
Crowdstrike Holdings, Inc., Class A(1)	8,187	4,014,741
Datadog, Inc., Class A(1)	21,145	3,011,048
Docusign, Inc.(1)	6,002	432,684
Fair Isaac Corp.(1)	1,259	1,884,131
Fortinet, Inc.(1)	20,780	1,747,183
HubSpot, Inc.(1)	3,423	1,601,279
Intuit, Inc.	8,528	5,823,857
Microsoft Corp.	81,882	42,410,782
Nutanix, Inc., Class A(1)	6,342	471,781
Palantir Technologies, Inc., Class A(1)	40,291	7,349,884
Palo Alto Networks, Inc.(1)	23,176	4,719,097
Salesforce, Inc.	9,427	2,234,199
ServiceNow, Inc.(1)	6,863	6,315,882
Workday, Inc., Class A(1)	7,166	1,725,071
Zscaler, Inc.(1)	7,402	2,218,083
		104,345,138
Specialty Retail — 0.8%
Bath & Body Works, Inc.	8,770	225,915
Gap, Inc.	18,304	391,523
Home Depot, Inc.	5,665	2,295,401

Lowe's Cos., Inc.	4,785	1,202,518
		4,115,357
Technology Hardware, Storage and Peripherals — 11.4%
Apple, Inc.	215,400	54,847,302
Pure Storage, Inc., Class A(1)	12,740	1,067,739
Super Micro Computer, Inc.(1)	10,165	487,310
		56,402,351
Textiles, Apparel and Luxury Goods — 0.1%
Deckers Outdoor Corp.(1)	5,241	531,280
Trading Companies and Distributors — 0.6%
Fastenal Co.	25,346	1,242,968
WW Grainger, Inc.	2,038	1,942,132
		3,185,100
TOTAL COMMON STOCKS (Cost $200,360,561)		490,474,082
SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,561	5,561
Repurchase Agreements — 0.5%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 11/15/54, valued at $2,473,585), at 4.19%, dated 9/30/25, due 10/1/25 (Delivery value $2,425,282)		2,425,000
TOTAL SHORT-TERM INVESTMENTS (Cost $2,430,561)		2,430,561
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $202,791,122)		492,904,643
OTHER ASSETS AND LIABILITIES — 0.0%		164,891
TOTAL NET ASSETS — 100.0%		$493,069,534

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund'sportfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$490,474,082	—	—
Short-Term Investments	5,561	$2,425,000	—
	$490,479,643	$2,425,000	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.